COMMITMENT AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum payments under operating leases

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2015:

	RMB	US$
2016	163,683	25,268
2017	62,023	9,575
2018	56,889	8,782
2019	52,405	8,090
2020	36,604	5,651
Thereafter	1,830	283

	373,434	57,649

Schedule of future minimum payments for licensing fee commitment	As of December 31, 2015, total licensing fee commitments were as follows:
	RMB	US$
2016	2,222	342
2017 and thereafter	—	—

	2,222	342